Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	TIAA REAL ESTATE ACCOUNT
Document Type	S-1
Current Fiscal Year End Date
Entity Common Stock, Shares Outstanding (in shares)
Entity Public Float
Amendment Flag	false
Entity Central Index Key	0000946155
Entity Current Reporting Status
Entity Voluntary Filers
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Shell Company
Document Period End Date
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY